The Group's business and general information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2009	Dec. 31, 2002
IRSA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest		55.64%	19.85%
Net assets of the Israel operations center	$ 7,734
IRSA [Member] | NIS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital contributions	210
Net assets of the Israel operations center	$ 648
IDBD [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash flow forecast period	24 months
Description of commitment to make contributions	Dolphin assumed the commitments to make contributions to IDBD depending on the occurrence of certain circumstances in accordance with the following scheme: (i) NIS 70 that were contributed on September 2, 2019; (ii) NIS 70 to be contributed at any time between September 3, 2019 and September 2, 2020 and (iii) NIS 70 to be contributed at any time between September 3, 2020 and September 2, 2021.
IDBD [Member] | NIS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Right to advance payment	$ 40
Argentina [Member] | BHSA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest	29.91%